VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Tables)	12 Months Ended
Oct. 31, 2023
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Summary of consolidated financial information of the VIE and its subsidiaries

	As of October 31,
	2023	2022
Cash	$2,262	$1,365
Restricted cash	692,692	692,734
Short-term investments	26,797,081	26,179,662
Accounts receivable	18,960	51,202
Other current assets	91,482	170,326
Right-of-use assets, operating lease	54,870	143,438
Other non-current assets	6,280	28,766
Total Assets	27,663,627	27,267,493

Taxes payable	608,402	469,835
Other current liabilities	540,344	477,928
Non-current liabilities	—	54,718
Total Liabilities	1,148,746	1,002,481

Net assets	$26,514,881	$26,265,012

	Years Ended October 31,
	2023	2022	2021
Revenues	$1,244,247	$1,351,909	$2,776,065
Loss from operations	202,651	950,762	1,232,723
Net income (loss)	$325,352	$(702,956)	$(1,052,348)